CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2020	2021

Accounts receivable	1,482,498	1,744,810
Less: allowance for doubtful accounts	(2,163)	(12,124)
Accounts receivable, net	1,480,335	1,732,686

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2019	2020	2021

Balance at the beginning of the year	241	133	2,163
Allowance made during the year	274	2,032	10,070
Write-off during the year	(382)	—	—
Foreign exchange impact	—	(2)	(109)
Balance at the end of the year	133	2,163	12,124

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2021	111,539
Increase	24,361

Closing balance as of December 31, 2021	135,900

Schedule of remaining performance obligations

Revenue expected to be recognized	RMB

Within 1 year	1,084,635
After 1 year but within 2 years	1,208,157
After 2 years but within 3 years	1,251,249
After 3 years but within 4 years	1,197,587
After 4 years but within 5 years	1,040,895
After 5 years	2,403,630

Total	8,186,153